CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 5) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent company USD ($)	Dec. 31, 2014 Parent company CNY	Dec. 31, 2013 Parent company CNY	Dec. 31, 2012 Parent company CNY
Cash flows from operating activities:
Net loss	$ (134,984)	(837,526)	(600,108)	(402,791)	$ (134,984)	(837,526)	(600,108)	(402,791)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Equity in losses of subsidiaries					140,750	873,299	628,302	405,152
Amortization of long-term debt discounts			313	1,928			313	1,928
Gain from remeasurement of previously held investment in acquired subsidiary (Note 6)				(3,344)				(3,344)
Other reconciling items					4	27	397	95
Foreign exchange loss (gain)	1,163	7,214	(13,318)	1,012	625	3,876	(15,295)
Change in operating assets and liabilities:
Prepayments and other assets	(5,644)	(35,018)	9,541	35,582	(2,598)	(16,117)	(1,867)	(8,209)
Accrued expenses and other liabilities	89,194	553,412	128,423	214,912	(35)	(220)	10,367	1,990
Net cash provided by operating activities	118,329	734,185	277,583	152,820	3,762	23,339	22,109	(5,179)
Cash flows from investing activities:
Acquisition of licensed copyrights	(198,639)	(1,232,477)	(735,001)	(361,976)	(6,868)	(42,611)	(81,042)	(26,175)
Equity investment								(78,869)
Proceeds received from maturity of short-term investments	455,686	2,827,352	2,989,628	2,826,023	454,213	2,818,212	2,839,628	2,826,023
Short-term investments placed with financial institutions	(872,227)	(5,411,820)	(2,283,410)	(3,536,711)	(667,066)	(4,138,880)	(2,193,410)	(3,476,711)
Loan to subsidiaries					(442,020)	(2,742,556)	(408,320)	(338,665)
Net cash used in investing activities	(659,669)	(4,092,986)	(193,124)	(799,593)	(661,741)	(4,105,835)	156,856	(1,094,397)
Cash flows from financing activities:
Exercise of employee stock options	4,581	28,426	101,435	22,485	4,581	28,426	101,435	22,485
Principal repayments on long-term debt			(7,677)	(11,145)			(7,677)	(11,145)
Repurchase of ADS	(297,504)	(1,845,892)			(297,504)	(1,845,892)
Proceeds from issuance of shares, net of issuance costs	1,189,399	7,379,744			1,189,399	7,379,744
Net cash provided by financing activities	878,441	5,450,378	93,758	17,865	896,476	5,562,278	93,758	11,340
Effect of exchange rate changes on cash and cash equivalents	(5,650)	(35,056)	(69,853)	(7,773)	(4,495)	(27,891)	(64,984)	(6,003)
Net increase (decrease) in cash and cash equivalents	331,451	2,056,521	108,364	(636,681)	234,002	1,451,891	207,739	(1,094,239)
Cash and cash equivalents at beginning of the year	284,341	1,764,221	1,655,857	2,292,538	167,448	1,038,947	831,208	1,925,447
Cash and cash equivalents at end of the year	615,792	3,820,742	1,764,221	1,655,857	401,450	2,490,838	1,038,947	831,208
Supplemental disclosures of cash flow information:
Non-cash consideration paid for business acquisitions				5,497,219				5,497,219